Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Excess advertising expense	$ 911,799	$ 699,717
Deferred Intangible assets amortization	33,590	22,983
Net operating loss carrying forward	1,079,962	7,666
Share-based compensation	156,928	65,181
Lease liabilities	31,615
Total	2,213,894	795,547
Deferred tax liability
Right of use assets	(37,184)
Deferred tax assets, net	$ 2,176,710	$ 795,547